Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000222207 [Member] | Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000222207 [Member] | Commodity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000222207 [Member] | Global Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000222207 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000222207 [Member] | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Common Stock [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%